UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period: 5/31/14

Item 1.  Reports to Stockholders.

Annual Report

May 31, 2014

Class I Shares (SOPNX)

1-855-754-7939

Distributed by Northern Lights Distributors, LLC

Member FINRA

The Sustainable Opportunities Fund Annual Report

Letter to the Shareholders

Dear Shareholders,

The global developed equity markets advanced further in 2013 as economic data improved throughout the year.  Investors in developed markets were rewarded as major developed equity indices posted double-digit returns from 5/31/13 through 5/31/14.  Domestically, the S&P 500 gained 20.4%, S&P MidCap 400 gained 18.0%, and the Russell 2000 gained 16.8% over this period.  Developed international equities markets have also had posted strong gains as the MSCI EAFE Index returned 18.0%.   Developed equity markets this year have been characterized by low market volatility, as central banks continued their bond buying programs.

The MSCI Emerging Markets Index gained 4.3% from 5/31/2013 through 5/31/2014.  The modest gain in the MSCI Emerging Markets Index was not without volatility.  Shortly after the turn of the New Year many large investors were spooked on a number of issues coming out of emerging market countries including the growing concerns around China’s debt level and the country’s slowing economic growth, and the escalating conflict between Russia and Ukraine.

The Sustainable Opportunities Fund is a multi-manager fund of funds with diversified market exposures to equities, fixed income and the Milliman Managed Risk Strategy™.   The underlying funds consist of broad market exposures including US large cap, US mid cap, US small cap, developed international, emerging market equities, US fixed income and international fixed income.  The Milliman Risk Management Strategy™ is a two-fold risk management strategy consisting of volatility management and a capital protection strategy.  The goal of volatility management is to attempt to lower the financial and emotional stresses of market turbulence while preserving upside potential.  The goal of the capital protection strategy is to attempt to shield investors against substantial downward market movements.

Over the past year, the Sustainable Opportunities Fund returned 8.81%, and the Fund’s benchmark (the S&P 500 Daily Risk Control 10% Total Return Index) returned 14.8%, while the S&P Balanced Equity and Bond – Moderate Index returned 10.3%.  The Fund’s underperformance compared to its benchmark can be attributed to the Fund’s allocation to international developed equities, emerging market equities and fixed income, all of which have underperformed compared to US large cap equities over the past year.

From everyone at Milliman Financial Risk Management LLC, we would like to thank you for your continued confidence in the Sustainable Opportunities Fund (1).

Sincerely,

Blake Graves, FRM

Adam Schenck, CFA, FRM

Portfolio Manager

Director and Portfolio Manager

Milliman Financial Risk Management LLC

(1) Effective June 4, 2014, the Sustainable Opportunities Fund’s name will change to Even Keel Multi-Asset Managed Risk Fund.

1699-NLD-7/19/2013

Sustainable Opportunities Fund
PORTFOLIO REVIEW
May 31, 2014 (Unaudited)

The Fund's performance figures* for the periods ended May 31, 2014, as compared to its benchmark:

	One Year	Since Inception**
Sustainable Opportunities Fund Class I	8.81%	10.57%
S&P 500 Balanced Equity and Bond Index - Moderate Index***	10.28%	10.86%
S&P 500 Daily Risk Control 10% Total Return Index****	14.76%	16.19%
S&P 500 Total Return Index +	20.45%	22.77%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 0.93% for Class I Shares per the September 30, 2013, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-754-7939.

** Inception date is June 15, 2012.

*** The S&P 500® Balanced Equity and Bond Index – Moderate Index (the “Index”) The construction of the index involves taking a long position in the S&P 500 Total Return Index with 50% weight, and a long position in the S&P/BGCantor 7-10 Year Bond Index with 50% weight.  Investors may not invest in the index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

**** The S&P 500® Daily Risk Control 10% Total Return Index (the “Index”) relies on the existing S&P 500 methodology and overlays mathematical algorithms to control the index risk profile at a specific volatility target.  Investors may not invest in the index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

+ The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Equity Funds	65.5%
Debt Funds	27.5%
Other / Cash & Cash Equivalents	7.0%
	100.0%

Sustainable Opportunities Fund
PORTFOLIO OF INVESTMENTS
May 31, 2014
	Shares		Value
		MUTUAL FUNDS - 93.0%
		DEBT FUNDS - 27.5%
	1,441,378	JPMorgan Core Bond Fund - Institutional Class	$ 16,921,780
	336,348	Loomis Sayles Global Bond Fund - Institutional Class	5,606,928
	1,416,472	Metropolitan West Intermediate Bond Fund - Class I *	15,014,604
	1,719,359	PIMCO Total Return Fund - Institutional Class	18,826,986
			56,370,298
		EQUITY FUNDS - 65.5%
	210,946	Eagle Small Cap Growth Fund - Class I	11,650,545
	204,901	Harbor International Fund - Institutional Class	15,158,610
	313,321	Perkins Mid Cap Value Fund - Class I	7,598,037
	851,234	Schroder Emerging Market Equity Fund - Investor Class	11,457,612
	555,958	Templeton Institutional Funds Inc. - Foreign Equity Series - Institutional Class	13,115,037
	205,571	Turner Midcap Growth Fund - Institutional Class	7,826,103
	456,746	Vanguard 500 Index Fund - Institutional Class	67,146,166
			133,952,110
		TOTAL MUTUAL FUNDS (Cost $179,066,299)	190,322,408

		SHORT-TERM INVESTMENT - 6.5%
	13,314,293	Dreyfus Cash Management - Institutional Shares to yield 0.03% + (Cost $13,314,293)	13,314,293

		TOTAL INVESTMENTS - 99.5% (Cost $192,380,592) (a)	$ 203,636,701
		OTHER ASSETS AND LIABILITIES NET - 0.5%	974,019
		TOTAL NET ASSETS - 100.0%	$ 204,610,720

*	The value of this security has been determined in good faith under policies of the Board of Trustees.
+	Variable rate security, the money market rate shown represents the rate at May 31, 2014.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $192,529,254
	and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 11,307,054
		Unrealized Depreciation:	(199,607)
		Net Unrealized Appreciation:	$ 11,107,447

See accompanying notes to financial statements.

Sustainable Opportunities Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2014
Contracts		Unrealized Appreciation
	OPEN LONG FUTURES CONTRACTS
25	MSCI Emerging Markets Index Mini June 2014
	(Underlying Face Amount at Value $1,280,750)	$ 26,860
18	MSCI EAFE Index Mini June 2014
	(Underlying Face Amount at Value $1,762,830)	31,150
5	Russell 2000 Index Mini June 2014
	(Underlying Face Amount at Value $566,600)	8,070
52	S&P 500 E-Mini June 2014
	(Underlying Face Amount at Value $4,995,900)	122,938
7	S&P Midcap 400 E-Mini June 2014
	(Underlying Face Amount at Value $963,760)	13,890
	NET UNREALIZED APPRECIATION FROM
	OPEN LONG FUTURES CONTRACTS	$ 202,908

See accompanying notes to financial statements.

Sustainable Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2014

ASSETS
Investment securities:
At cost	$ 192,380,592
At value	$ 203,636,701
Deposits with broker +	294,321
Unrealized appreciation on futures contracts	202,908
Dividends and interest receivable	94,325
Receivable for fund shares sold	564,700
Prepaid expenses and other assets	14,935
TOTAL ASSETS	204,807,890

LIABILITIES
Payable for investments purchased	104,261
Advisory fees payable	54,529
Payable to other affiliates	16,847
Accrued expenses and other liabilities	21,533
TOTAL LIABILITIES	197,170
NET ASSETS	$ 204,610,720

Composition of Net Assets:
Paid in capital	$ 191,865,475
Undistributed net investment income	498,028
Accumulated net realized gain on investments and futures contracts	788,200
Net unrealized appreciation of investments and futures contracts	11,459,017
NET ASSETS	$ 204,610,720

Net Asset Value Per Share:
Class I Shares:
Net Assets	$ 204,610,720
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	17,116,339
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 11.95

(a) Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.
+ Segregated as collateral for futures contracts.

See accompanying notes to financial statements.

Sustainable Opportunities Fund
STATEMENT OF OPERATIONS
For the Year Ended May 31, 2014

INVESTMENT INCOME
Dividends	$ 2,555,934
Interest	3,500
TOTAL INVESTMENT INCOME	2,559,434

EXPENSES
Investment advisory fees	335,738
Administrative services fees	102,965
Accounting services fees	35,406
Registration fees	28,527
Custodian fees	26,977
Transfer agent fees	25,530
Legal fees	20,709
Compliance officer fees	15,952
Audit fees	14,767
Printing and postage expenses	8,425
Insurance expense	6,148
Trustees fees and expenses	3,300
Other expenses	6,518
TOTAL EXPENSES	630,962
Plus: Expense reimbursement recapture	42,480
NET EXPENSES	673,442
NET INVESTMENT INCOME	1,885,992

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) on:
Investments	1,995,076
Futures contracts	(2,826,480)
Distributions of realized gains from underlying investment companies	1,706,101
874,697
Net change in unrealized appreciation of:
Investments	9,121,438
Futures contracts	244,660
9,366,098
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FUTURES CONTRACTS	10,240,795

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 12,126,787

See accompanying notes to financial statements.

Sustainable Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	May 31, 2014	May 31, 2013 (a)
FROM OPERATIONS
Net investment income	$ 1,885,992	$ 255,288
Net realized loss on investments and futures contracts	(831,404)	(130,265)
Distributions of realized gains from underlying investment companies	1,706,101	43,768
Net change in unrealized appreciation
on investments and futures contracts	9,366,098	2,092,919
Net increase in net assets resulting from operations	12,126,787	2,261,710

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,542,314)	(102,491)
Net decrease in net assets resulting from distributions to shareholders	(1,542,314)	(102,491)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	149,166,376	77,700,164
Reinvestment of dividends	-	247
Redemption fee proceeds	15,642	11,157
Cost of shares redeemed	(32,079,470)	(2,947,088)
Net increase in net assets resulting from shares of beneficial interest	117,102,548	74,764,480

TOTAL INCREASE IN NET ASSETS	127,687,021	76,923,699

NET ASSETS
Beginning of Period	76,923,699	-
End of Period *	$ 204,610,720	$ 76,923,699
*Includes undistributed net investment income of:	$ 498,028	$ 152,797

SHARE ACTIVITY
Class I:
Shares Sold	12,981,440	7,207,960
Shares Reinvested	-	24
Shares Redeemed	(2,795,137)	(277,948)
Net increase in shares of beneficial interest outstanding	10,186,303	6,930,036

(a) The Sustainable Opportunities Fund commenced operations on June 15, 2012.

See accompanying notes to financial statements.

Sustainable Opportunities Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	For the		For the
	Year Ended		Period Ended
	May 31, 2014		May 31, 2013 (1)
Net asset value, beginning of period	$ 11.10		$ 10.00

Income from investment operations:
Net investment income (2)	0.16		0.14
Net realized and unrealized gain on investments and futures contracts	0.82		1.03
Total from investment operations	0.98		1.17

Less distributions from:
Net investment income	(0.13)		(0.08)
Total distributions	(0.13)		(0.08)

Paid-in-capital from redemption fees	0.00	(3)	0.01

Net asset value, end of period	$ 11.95		$ 11.10

Total return (4)	8.81%		11.89%	(5)

Net assets, at end of period (000s)	$ 204,611		$ 76,924

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (6)(7)	0.47%		1.60%	(8)
Ratio of net expenses to average net assets (7)	0.50%	(9)	0.50%	(8)
Ratio of net investment income to average net assets (7)(10)	1.40%		1.30%	(8)
Portfolio Turnover Rate	12%		0%	(5)
(1) The Sustainable Opportunities Fund commenced operations on June 15, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Per share amounts represent less than $0.01 per share.
(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(5) Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements or recapture by the Advisor.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8) Annualized for periods less than one full year.
(9)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(10)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Sustainable Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2014

1.

ORGANIZATION

The Sustainable Opportunities Fund (the “Fund”) is a diversified series of shares of Northern Lights Fund Trust II (the “Trust”), a Delaware statutory trust organized on August 26, 2010 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund currently offers one class of shares:  Class I shares. The investment objective of the Fund is to seek long-term capital appreciation and current income, while strategically managing portfolio volatility and downside risk.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount on such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (“Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Sustainable Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2014

Fair Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Sustainable Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of May 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets* (a)	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 175,307,804	$ 15,014,604	$ -	$ 190,322,408
Short-Term Investment	13,314,293	-	-	13,314,293
Open Long Future Contracts**	202,908	-	-	202,908
Total	$ 188,825,005	$ 15,014,604	$ -	$ 203,839,609

The following amounts were transfers in/(out) of Level 2 Assets:

	Mutual Funds	Total
Transfers into Level 2 from Level 1	$ -	$ -
Transfers from Level 2 into Level 1	(7,598,037)	(7,598,037)
Net Transfer In/(Out) of Level 2	$ (7,598,037)	$ (7,598,037)

There were no transfers from Level 1 to Level 2. Transfers that were made out of Level 2 represent securities no longer being fair valued using observable inputs and are now being valued using quoted prices in active markets. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the year.

*Refer to the Portfolio of Investments for industry classification.

**Net appreciation/(depreciation) of future contracts.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Dividend income and distributions of capital gains from underlying investment companies are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Sustainable Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2014

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund. Temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year (2013) or expected to be taken by the Fund in its 2014 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities or cash equivalents having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statement of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the year ended May 31, 2014, the net change in unrealized appreciation on futures contracts amounted to $244,660.  For the year ended May 31, 2014, the Fund had realized losses of $2,826,480 from futures contracts.

Sustainable Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2014

The derivative instruments outstanding as of May 31, 2014 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the year ended May 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and excluding U.S. Government securities, amounted to $125,214,495 and $14,651,449 respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Milliman Financial Risk Management LLC serves as the Fund’s investment advisor (the “Advisor”). The Advisor has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until September 30, 2015, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, taxes, borrowing costs, brokerage fees and commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest or extraordinary expenses such as litigation) do not exceed 0.50% per annum of the Fund’s average daily net assets for Class I shares.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's operating expenses are subsequently less than 0.50% of average daily net assets attributable to Class I shares, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 0.50% of average daily net assets of the Class I shares. If Fund operating expenses attributable to Class I shares subsequently exceed 0.50%, per annum of the average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. The Advisor did not waive fees for the year ended May 31, 2014.

Sustainable Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2014

During the year ended May 31, 2014, the Advisor recaptured $42,480 of prior period expense reimbursements.

The following amounts are subject to recapture by the Advisor by the following dates:

5/31/2016	$ 173,703

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.   The Fund is authorized to pay the Distributor, or such other entities as approved by the Board of Trustees, a fee for the promotion and distribution of the Fund and the provision of personal services to shareholders.  However, no such fees are chargeable to holders of the Class I shares.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	May 31, 2014	May 31, 2013
Ordinary Income	$ 1,542,314	$ 102,491
	$ 1,542,314	$ 102,491

As of May 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	and	Appreciation/	Accumulated
Income	Gains	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ 498,028	$ 1,139,770	$ -	$ -	$ 11,107,447	$ 12,745,245

The difference between book basis and tax basis unrealized appreciation and net realized gain on investments and futures contracts is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market on open Section 1256 contracts.

Sustainable Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2014

Permanent book and tax differences, primarily attributable to the tax treatment of non-deductible expenses, resulted in reclassification for the year ended May 31, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$ (1,553)	$ 1,553	$ -

6.  REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the year ended May 31, 2014, the Fund assessed $15,642 in redemption fees.

7.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a) 9 of the Act. As of May 31, 2014, Wells Fargo Bank held, for the benefit of others, approximately 99.2% of the voting securities of the Fund.

The Fund has no knowledge as to whether all or any portion of the shares owned on record by Wells Fargo Bank are also owned beneficially by any party who would be presumed to control the Fund.

8. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in Vanguard 500 Index Fund, (the “Vanguard Fund”). The Vanguard Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Vanguard Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Vanguard Fund. The financial statements of the Vanguard Fund, including the portfolio of investments, can be found at the Vanguard website, www.vanguard.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of May 31, 2014, the Fund invested 32.8% of its net assets in the Vanguard Fund.

9.  SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements other than described below.

Effective June 4, 2014, the Fund’s name will change to Even Keel Multi-Asset Managed Risk Fund. The Board of Trustees approved this name change at a meeting held on May 21, 2014.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Sustainable Opportunities Fund and the Board of Trustees of Northern Lights Fund Trust II

We have audited the accompanying statement of assets and liabilities of Sustainable Opportunities Fund (the “Fund”), a series of shares of beneficial interest in Northern Lights Fund Trust II, including the portfolio of investments, as of May 31, 2014, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period June 15, 2012 (commencement of operations) through May 31, 2013.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2014 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sustainable Opportunities Fund as of May 31, 2014, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year then ended and for the period June 15, 2012 through May 31, 2013 in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

 Philadelphia, Pennsylvania

July 25, 2014

Sustainable Opportunities Fund

EXPENSE EXAMPLES

May 31, 2014 (Unaudited)

As a shareholder of the Sustainable Opportunities Fund (the “Fund”), you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2013 through May 31, 2014.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Fund’s Annualized Expense Ratio		Beginning Account Value 12-1-13	Ending Account Value 5-31-14	Expenses Paid During Period*	Ending Account Value 5-31-14	Expenses Paid During Period*
Class I	0.50%	$1,000.00	$1,029.70	$2.53	$1,022.44	$2.52

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Sustainable Opportunities Fund

SUPPLEMENTAL INFORMATION

May 31, 2014 (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 24 and 25, 2014, the Board, including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement between the Trust, on behalf of the Sustainable Opportunities Fund ( “Sustainable Opportunities”), and Milliman Financial Risk Management, LLC

(“Milliman”) (“Milliman Advisory Agreement”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Milliman Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Milliman Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Milliman Advisory Agreement and comparative information relating to the advisory fees and other expenses of Sustainable Opportunities.  The materials also included due diligence materials relating to Milliman (including due diligence questionnaires completed by Milliman, Milliman’s Forms ADV, select financial information of Milliman, bibliographic information regarding Milliman’s key management and investment advisory personnel, and comparative fee information relating to Sustainable Opportunities) and other pertinent information.  Based on their evaluation of information provided by Milliman, in conjunction with Sustainable Opportunities’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Milliman Advisory Agreement.

At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

  In considering the renewal of the Milliman Advisory Agreement with respect to Sustainable Opportunities and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below with respect to the Meeting.  In their deliberations considering the Milliman Advisory Agreement, as appropriate, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s particular circumstances

Nature, Extent and Quality of Services.  The Board reviewed materials provided by Milliman related to the proposed renewal of the Milliman Advisory Agreement, including its ADV, a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for Milliman, including the team of individuals that primarily monitors and executes the investment process.  The Board discussed the extent of the research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from representatives of Milliman with respect to a series of important questions, including: whether Milliman was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Sustainable Opportunities; and whether there are procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided on the practices for monitoring compliance with Sustainable Opportunities’ investment limitations, noting that the CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under Milliman’s compliance program.  The Board then reviewed the capitalization of Milliman based on financial information provided by and representations made by Milliman and concluded that Milliman was sufficiently well-capitalized, or its control

Sustainable Opportunities Fund

SUPPLEMENTAL INFORMATION (Continued)

May 31, 2014 (Unaudited)

persons had the ability to make additional contributions in order to meet its obligations to the Fund.  The Board concluded that Milliman had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Milliman Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Milliman to Sustainable Opportunities were satisfactory.

Performance.  The Board reviewed the performance of the Fund as compared to its peer group, Morningstar category and benchmark for the one year and since inception periods noting Sustainable Opportunities outperformed its peer group and benchmark.  The Board concluded that Sustainable Opportunities’ past performance was acceptable.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by Milliman, the Board discussed the comparison of management fees and total operating expense data and reviewed Sustainable Opportunities’ advisory and overall expenses compared to a peer group comprised of funds constructed by Milliman with similar investment objectives and strategies. The Board reviewed the contractual arrangements for Sustainable Opportunities, which stated that Milliman had agreed to waive or limit its management fee and/or reimburse expenses at least until September 30, 2015, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 0.50%, of Sustainable Opportunities’ average net assets, for Class I shares and found such arrangements to be beneficial to shareholders. The Board noted that the advisory fee charged by Milliman is lower than the average fee charged funds in Sustainable Opportunities’ peer group and Morningstar category and concluded that, in light of Milliman’s experience, expertise and services to Sustainable Opportunities, the fee is within the bounds of the industry norm for an actively managed fund of its size. The Board also concluded that the expense cap was reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to Milliman with respect to Sustainable Opportunities based on profitability reports and analyses reviewed by the Board and the selected financial information of Milliman provided by Milliman. After review and discussion, the Board concluded that based, on the services provided by Milliman and the projected growth of the Fund, the fees were reasonable and that anticipated profits from the Milliman’s relationship with Sustainable Opportunities were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of Sustainable Opportunities, Milliman’s expectations for growth of Sustainable Opportunities, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from Milliman as the Board believed to be reasonably necessary to evaluate the terms of the Milliman Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that (a) the terms of the Milliman Advisory Agreement are reasonable; (b) the investment advisory fee is reasonable; and (c) the Milliman Advisory Agreement is in the best interests of Sustainable Opportunities and its shareholders. In considering the renewal of the Milliman Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Milliman Advisory Agreement was in the best interests of Sustainable Opportunities and its shareholders as appropriate. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Milliman Advisory Agreement.

Sustainable Opportunities Fund

SUPPLEMENTAL INFORMATION (Continued)

May 31, 2014 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC since 2010 (financial services); Director of Marketing and of Asset Management; Director of Index Licensing, Value Line (from 1994 to 2010).	30	Director, Value Line Funds; Director, Value Line, Inc.; Director, Aquila Distributors, Trustee, Arrow ETF Trust (formerly Northern Lights ETF Trust), Trustee, Arrow Investments Trust
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm).	30	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee Since May 2011	Director and then Senior Director, General Ledger/Financial Research, Union Pacific Railroad (from 1988 to 2008). Retired since 2008.	30	NONE
Randal D. Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. since 2001 (financial services company).	30	Orizon Investment Counsel (financial services company) Board Member

Sustainable Opportunities Fund

SUPPLEMENTAL INFORMATION (Continued)

May 31, 2014 (Unaudited)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee Since May 2011

Secretary (since 2001) and General Counsel (from 2001 to 2014) of CLS Investments, LLC; Secretary (since 2001) and General Counsel (from 2001 to 2014) of Orion Advisor Services, LLC; Manager (since 2012), General Counsel and Secretary (since 2003) of NorthStar Financial Services Group, LLC; CEO (since 2012), Secretary (since 2003), Manager (since 2005), President (from 2005 to 2013) and General Counsel (from 2003 to 2014) of Northern Lights Distributors, LLC; Secretary and Chief Legal Officer (since 2003) of AdvisorOne Funds; Director, Secretary and General Counsel (since 2004) of Constellation Trust Company; Manager (since 2008), General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Northern Lights Compliance Services, LLC; Trustee (since 2011) of Northern Lights Fund Trust II; General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Gemcom, LLC; Secretary (since 2012), Assistant Secretary (from 2003 to 2012) and General Counsel (from 2012 to 2014) of Gemini Fund Services, LLC; Manager (since 2012) of Arbor Point Advisors, LLC; Secretary (since 2013) and General Counsel (from 2013 to 2014) of Gemini Hedge Fund Services, LLC; Secretary (since 2013) and General Counsel (from 2013 to 2014) of Gemini Alternative Funds, LLC; Assistant Secretary (from 2011 to 2013) of Northern Lights Fund Trust; and Assistant Secretary (from 2011 to 2013) of Northern Lights Variable Trust.

			30	NONE
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	President Since January 2013	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Gemcom, LLC ( 2004 -2012).	N/A	N/A
James P. Ash 80 Arkay Drive. Hauppauge, NY 11788 1976	Secretary Since May 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

Sustainable Opportunities Fund

SUPPLEMENTAL INFORMATION (Continued)

May 31, 2014 (Unaudited)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Emile R. Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer and Anti Money Laundering Officer Since May 2011

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003 -  2011); CCO of Various clients of Northern Lights Compliance Services, LLC, (Secretary 2003-2011 and Senior Compliance Officer since 2011).

			N/A	N/A
Erik Naviloff 80 Arkay Drive Hauppauge, NY 11788 1968	Treasurer, Since January 2013	Vice President of Gemini Fund Services, LLC (since 2012); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A

*The term of office for each Trustee and Officer listed above will continue indefinitely.

** Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor), Northern Lights Compliance Services, LLC (the Fund’s Compliance provider) and Gemcom, LLC (the Fund’s Edgar and printing service provider).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-754-7939.

5/31/14-NLII-V1

Privacy Policy

                                               Rev. April 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

NorthStar Holdings, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Gemini Alternative Funds, LLC

•

Gemini Hedge Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7939 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7939.

INVESTMENT ADVISOR

Milliman Financial Risk Management LLC

71 S Wacker Drive, 31st Floor

Chicago, Illinois 60606

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 - $12,500

2014 - $12,000

(b)

Audit-Related Fees

2013 – None

2014 – None

(c)

Tax Fees

2013 – $2,000

2014 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 – None

2014 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

         2014

Audit-Related Fees:

0.00%

         0.00%

Tax Fees:

0.00%

         0.00%

All Other Fees:

0.00%

         0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 – $2,000

2014 – $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

8/5/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

        Kevin E. Wolf, President

Date

8/5/14

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

8/5/14